Contingent Liabilities	12 Months Ended
Dec. 31, 2014
Contingent Liabilities
22.	CONTINGENT LIABILITIES

Randgold & Exploration summons

On 21 August 2008, Gold Fields Operations (GFO) received a summons from Randgold and Exploration Company Limited (“R&E”) and African Strategic Investment (Holdings) Limited. The summons claims that during the period that GFO was under the control of Brett Kebble, Roger Kebble and others, GFO was allegedly part of a scam whereby JCI Limited unlawfully disposed of shares owned by R&E in Randgold Resources Limited (“Resources”), and Afrikander Lease Limited, now Uranium One.

The claims have been computed in various ways. The highest claims have been computed on the basis of the highest value of the Resources and Uranium One share prices between the dates of the alleged thefts and March 2008 (between R 11 billion and R12 billion (approximately US$1 billion)). The quantifiable alternative claims have been computed on the basis of the actual amounts allegedly received by GFO to fund its operations (approximately R521 million or US$45 million).

It should be noted that the claims lie only against GFO, whose only interest is a 50% stake in the South Deep mine. This alleged liability is historic and relates to a period of time prior to the Group purchasing the company.

GFO’s assessment remains that it has sustainable defenses to these claims and, accordingly, GFO’s attorneys were instructed to vigorously defend the claims.

The ultimate outcome of the claims cannot presently be determined and, accordingly, no adjustment for any effects on the Company that may result from these claims, if any, has been made in the consolidated financial statements.

Silicosis

The principal health risks associated with Gold Fields’ mining operations in South Africa arise from occupational exposure to silica dust, noise, heat and certain hazardous chemicals. The most significant occupational diseases affecting Gold Fields’ workforce include lung diseases (such as silicosis, tuberculosis, a combination of the two and chronic obstructive airways disease (“COAD”) as well as noise-induced hearing loss (“NIHL”). The Occupational Diseases in Mines and Works Act, 78 of 1973 (“ODMWA”) governs the compensation paid to mining employees who contract certain illnesses, such as silicosis. In 2011, the South African Constitutional Court ruled that a claim for compensation under ODMWA does not prevent an employee from seeking compensation from its employer in a civil action under common law (either as individuals or as a class). While issues, such as negligence and causation, need to be proved on a case-by-case basis, it is possible that such ruling could expose Gold Fields to claims related to occupational hazards and diseases (including silicosis), which may be in the form of a class or similar group action. If Gold Fields were to face a significant number of such claims and the claims were suitably established against it, the payment of compensation for the claims could have a material adverse effect on Gold Fields’ results of operations and financial position. In addition, Gold Fields may incur significant additional costs arising out of these issues, including costs relating to the payment of fees, levies or other contributions in respect of compensatory or other funds established (if any) and expenditures arising out of its efforts to resolve any outstanding claims or other potential action.

During 2012 and 2013, two court applications were served on Gold Fields and its subsidiaries (as well as other mining companies) by various applicants purporting to represent classes of mine workers (and where deceased, their dependants) who were previously employed by or who are employees of, amongst others, Gold Fields or any of its subsidiaries and who allegedly contracted silicosis and/or tuberculosis.

These are applications in terms of which the court is asked to certify a class action to be instituted by the applicants on behalf of the classes of affected people. According to the applicants, these are the first and preliminary steps in a process, where if the court were to certify the class action, the applicants may, in a second stage, bring an action wherein they will attempt to hold Gold Fields and other mining companies liable for silicosis and/or tuberculosis and the resultant consequences. The applicants contemplate dealing in the second stage with what the applicants describe as common legal and factual issues regarding the claims arising for the whole of the classes. If the applicants are successful in the second stage, they envisage that individual members of the classes could later submit individual claims for damages against Gold Fields and the other mining companies. These applications do not identify the number of claims that could be instituted against Gold Fields and the other mining companies or the quantum of damages the applicants may seek.

Gold Fields has delivered notices of intention to oppose the applications and has instructed its attorneys to defend the claims.

The two class applications were consolidated into one application on 17 October 2013 and the parties agreed a court-sanctioned process for the delivery of answering and replying affidavits and for the consolidated application to be heard during the weeks of 12 and 19 October 2015. The consolidated application will be preceded by various legal technical applications and court processes.

In addition to the consolidated action, an individual action has been instituted against Gold Fields and one other mining group in terms of which the plaintiff claims R25.0 million (US$2.2 million) in damages (and interest on that amount at 15.5% from May 2013 to date of payment and costs) arising from his alleged contraction of silicosis which he claims was caused by the defendants. Gold Fields has defended the action and has pleaded to the claim.

The ultimate outcome of these matters cannot presently be determined and, accordingly, no adjustment for any effects on the Company that may result from these actions, if any, has been made in the consolidated financial statements.

Acid mine drainage

Acid Mine Drainage (“AMD”) or acid rock drainage (“ARD”), collectively called acid drainage (“AD”) is formed when certain sulphide minerals in rocks are exposed to oxidising conditions (such as the presence of oxygen, combined with water). AD can occur under natural conditions or as a result of the sulphide minerals that are encountered and exposed to oxidation during mining or during storage in waste rock dumps, ore stockpiles or tailings dams. The acidic water that forms usually contains iron and other metals if they are contained in the host rock.

AD generation, and the risk of potential long-term AD issues, specifically at Gold Fields Cerro Corona and South Deep mines is on-going. Immaterial levels of surface AD generation also occur at Gold Fields Tarkwa, Damang and St Ives mines. Any AD, which is currently generated, is contained on Gold Fields property across all operations where it occurs and is well managed as part of each mines operational water management strategy. The relevant regulatory authorities are also kept appraised of our efforts to manage AD through various submissions and other communications.

Gold Fields continues to investigate technical solutions at both its South Deep and Cerro Corona Mines to better inform appropriate mitigation strategies for long term AD management (mainly post-closure) and to work towards a reliable cost estimate of these potential issues. None of these studies have allowed Gold Fields to generate a reliable estimate of the total potential impact on the Group.

Gold Fields mine closure cost estimate (environmental rehabilitation provisions) for 2014 contains the aspects of AD management (i.e. tailings facilities, waste rock dumps, ore stockpiles and other surface infrastructure), which the Company has been able to reliably estimate.

No adjustment for any effects on the Company that may result from potentially material (mainly post-closure) AD impacts at South Deep and Cerro Corona has been made in the consolidated financial statements, other than through the Group’s normal environmental rehabilitation provisions (refer note 17).

Native claim

Gold Fields’ subsidiary, St Ives Gold Mining Company Pty Ltd (“St Ives”), which owns the St Ives Gold Mine in Western Australia, had been joined as a respondent, alongside the State of Western Australia (the “State”) and another mining company, in proceedings commenced in the Federal Court of Australia by the Ngadju People, seeking determination of its claim for native title over a parcel of land in the Goldfields region of Western Australia.

“Native title” refers to the rights and interests held by Aboriginal people in Australia under traditional laws and customs, in relation to land and water to which those Aboriginal people have a connection, that are recognised under the common law of Australia.

In the course of these proceedings, the Ngadju People alleged that a number of mining tenements held by St Ives (being tenements that were originally granted to WMC Resources by the State under the terms of a State Agreement, and subsequently acquired in 2001 by St Ives) are invalid to the extent that they affect the Ngadju People’s native title rights. The process for obtaining the re-grant of those tenements (in 2014) under the provisions of the Mining Act 1978 (WA) was carefully considered and followed by Gold Fields at the time, acting in conjunction with the State.

In a decision handed down by a single judge of the Federal Court of Australia on 3 July 2014, the court accepted the submissions of the Ngadju People that the re-grant of these tenements by the State was not compliant with the correct processes in the Native Title Act 1993 (Cth), and as such, the re-granted tenements are invalid to the extent that they affect native title. This means that to the extent that there is inconsistency between the rights of St Ives as tenement holder and the Ngadju People’s native title rights (such as the right to conduct ceremonies or to hunt), the rights of the Ngadju People will prevail. This decision was confirmed by a Determination of native title made by the Federal Court in November 2014.

The practical effect of such a finding has never been tested under Australian law. However, it may mean the Ngadju People could seek to prevent the further exercise of rights by St Ives on the tenements in a manner that is inconsistent with the free exercise of their native title rights and/or seek damages for historical interference with their native title rights. The fact that the Ngadju People have only non-exclusive native title rights (and not the higher category of exclusive possession rights) may reduce the extent to which the two sets of rights are found to be inconsistent.

Importantly, the decision does not affect the grant of mining tenure to St Ives under the Mining Act 1978 (WA). St Ives still validly holds all of the tenements which underpin its mining operations at St Ives, and as these proceedings are not an action against St Ives for failure to take certain steps, the court has no ability to impose any sort of penalty against St Ives.

Gold Fields remains strongly of the view that it has at all times complied with its obligations under the Native Title Act 1993 (Cth) in respect of its dealings with these tenements. Gold Fields, together with another major resources company, filed an appeal in respect of aspects of the Federal Court’s decision. The appeal (before the Full Court of the Federal Court of Australia (three Judges)) has been listed to take place in May 2015. Gold Fields retains the ability to seek leave to further appeal to the High Court of Australia, if necessary. Gold Fields will also take all steps necessary to ensure that the St Ives operations are unaffected whilst this matter is resolved through the relevant court processes.

Accordingly, no adjustment for any effects on the Company that may result from the proceedings, if any, has been made in the consolidated financial statements.

Regulatory investigations

Gold Fields was informed in September 2013 that it is the subject of a regulatory investigation in the United States by the US Securities and Exchange Commission relating to the Black Economic Empowerment transaction (BEE transaction) associated with the granting of the mining license for its South Deep operation. In South Africa, the Directorate for Priority Crime Investigation (the Hawks) informed the Company that it has started a preliminary investigation into the BEE transaction to determine whether or not to proceed with a formal investigation, following a complaint by the Democratic Alliance. The investigation is still in progress and it is not possible to determine what effect the ultimate outcome of these investigations, any regulatory findings and any related developments may have on the Company or the timing thereof.

Accordingly, no adjustment for any effects on the Company that may result from the outcome of this investigation, if any, has been made in the consolidated financial statements.